TAXATION - Deferred tax assets and liabilities (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
TAXATION
Total deferred tax assets at the beginning		Rp 2,779
Total deferred tax assets at the beginning		2,232
Total deferred tax assets at the beginning		2,779	Rp 2,477
Effect of changes of tax rate		(205)
(Charged) credited to profit or loss		782
(Charged) credited to profit or loss			140
(Charged) credited to other comprehensive income		848	254
(Charged) credited to equity		86	(92)
Total deferred tax assets at the ending	$ 266	3,743	2,779
Total deferred tax assets at the ending		3,743	2,232
Total deferred tax assets at the ending			2,779	Rp 2,477
Total deferred tax liabilities at the beginning		(1,204)
Total deferred tax liabilities at the beginning		(657)
Total deferred tax liabilities at the beginning		(1,204)	(1,197)
Effect of changes of tax rate		(6)
(Charged) credited to profit or loss		74	40
(Charged) credited to other comprehensive income		11	157
(Charged) credited to equity		(29)	(204)
Total deferred tax liabilities at the ending	$ (43)	(607)	(1,204)
Total deferred tax liabilities at the ending		(607)	(657)
Total deferred tax liabilities at the ending			(1,204)	(1,197)
Deferred tax assets - net		Rp 2,779	Rp 2,779	2,477		Rp 2,779
Temporary differences associated with investments in subsidiaries and associated companies, for which deferred tax liabilities have not been recognized					Rp 32,132	29,118
Change in tax rate	(3.00%)	(3.00%)
Applicable tax rate	19.00%	19.00%	20.00%
The company
TAXATION
Total deferred tax assets at the beginning		Rp 2,454	Rp 2,164
Total deferred tax assets at the beginning		2,301	2,072
Effect of changes of tax rate		(290)
Effect of changes of tax rate		(273)
(Charged) credited to profit or loss		223	46
(Charged) credited to profit or loss		265	(15)
(Charged) credited to other comprehensive income		546	244
(Charged) credited to equity		2
Total deferred tax assets at the ending		2,935	2,454	2,164
Total deferred tax assets at the ending		2,841	2,301	2,072
Total deferred tax liabilities at the beginning		(153)	(92)
Effect of changes of tax rate		17
(Charged) credited to profit or loss		42	(61)
Total deferred tax liabilities at the ending		(94)	(153)	(92)
Deferred tax assets - net		Rp 2,841	Rp 2,301	Rp 2,072	Rp 2,841	2,301
Change in tax rate	(5.00%)	(5.00%)	(5.00%)	(5.00%)
Applicable tax rate	19.00%	19.00%	20.00%	20.00%
The company | Allowances for expected credit losses
TAXATION
Total deferred tax assets at the beginning		Rp 774	Rp 686
Effect of changes of tax rate		(126)
(Charged) credited to profit or loss		174	88
(Charged) credited to equity		2
Total deferred tax assets at the ending		824	774	Rp 686
The company | Net periodic pension and other post-employment benefits costs
TAXATION
Total deferred tax assets at the beginning		837	663
Effect of changes of tax rate		(158)
(Charged) credited to profit or loss		(21)	(70)
(Charged) credited to other comprehensive income		546	244
Total deferred tax assets at the ending		1,204	837	663
The company | Difference between accounting and tax bases of property and equipment
TAXATION
Total deferred tax assets at the beginning		427	420
Effect of changes of tax rate		32
(Charged) credited to profit or loss		(45)	7
Total deferred tax assets at the ending		414	427	420
The company | Provision for employee benefits
TAXATION
Total deferred tax assets at the beginning		230	215
Effect of changes of tax rate		(12)
(Charged) credited to profit or loss		60	15
Total deferred tax assets at the ending		278	230	215
The company | Deferred installation fee
TAXATION
Total deferred tax assets at the beginning		92	92
Effect of changes of tax rate		(17)
(Charged) credited to profit or loss		45	0
Total deferred tax assets at the ending		120	92	92
The company | Accrued expenses and provision for inventory obsolescence
TAXATION
Total deferred tax assets at the beginning		75	79
Effect of changes of tax rate		(8)
(Charged) credited to profit or loss		5	(4)
Total deferred tax assets at the ending		72	75	79
The company | Cost to obtain contracts
TAXATION
Total deferred tax liabilities at the beginning		(134)	(80)
(Charged) credited to profit or loss			(54)
Total deferred tax liabilities at the ending			(134)	(80)
The company | Valuation of long-term investments
TAXATION
Total deferred tax liabilities at the beginning		(11)	(11)
Effect of changes of tax rate		1
(Charged) credited to profit or loss		10
Total deferred tax liabilities at the ending			(11)	(11)
The company | Finance leases
TAXATION
Total deferred tax liabilities at the beginning		(8)
Total deferred tax liabilities at the beginning			(1)
Effect of changes of tax rate		1
(Charged) credited to profit or loss		2	(7)
Total deferred tax liabilities at the ending		(5)	(8)
Total deferred tax liabilities at the ending				(1)
The company | Capitalization Of Contract Costs
TAXATION
Total deferred tax liabilities at the beginning		(134)
Effect of changes of tax rate		15
(Charged) credited to profit or loss		30
Total deferred tax liabilities at the ending		(89)	(134)
The company | Land rights, intangible assets and others
TAXATION
Total deferred tax assets at the beginning		19	9
Effect of changes of tax rate		(1)
(Charged) credited to profit or loss		5	10
Total deferred tax assets at the ending		Rp 23	Rp 19	9
Subsidiaries
TAXATION
Applicable tax rate	25.00%	25.00%	22.00%
Telkomsel
TAXATION
Total deferred tax assets at the beginning		Rp 1,147	Rp 1,011
Total deferred tax assets at the beginning		(547)
Effect of changes of tax rate		(355)
(Charged) credited to profit or loss		646	(5)
(Charged) credited to other comprehensive income		298	141
Total deferred tax assets at the ending		1,736	1,147	1,011
Total deferred tax assets at the ending		451	(547)
Total deferred tax liabilities at the beginning		(1,694)	(1,630)
Total deferred tax liabilities at the beginning		(547)	(619)
Effect of changes of tax rate		480
Effect of changes of tax rate		125
(Charged) credited to profit or loss		(91)	(55)
(Charged) credited to profit or loss		555	(60)
(Charged) credited to other comprehensive income		298	141
(Charged) credited to equity		20	(9)
Total deferred tax liabilities at the ending		(1,285)	(1,694)	(1,630)
Total deferred tax liabilities at the ending			(547)	(619)
Telkomsel | Allowances for expected credit losses
TAXATION
Total deferred tax assets at the beginning		282	370
Effect of changes of tax rate		(59)
(Charged) credited to profit or loss		59	(88)
Total deferred tax assets at the ending		282	282	370
Telkomsel | Difference between accounting and tax bases of property and equipment
TAXATION
Total deferred tax liabilities at the beginning		(557)	(616)
Effect of changes of tax rate		446
(Charged) credited to profit or loss		(122)	68
(Charged) credited to equity			(9)
Total deferred tax liabilities at the ending		(233)	(557)	(616)
Telkomsel | Provision for employee benefits
TAXATION
Total deferred tax assets at the beginning		865	641
Effect of changes of tax rate		(186)
(Charged) credited to profit or loss		102	83
(Charged) credited to other comprehensive income		298	141
Total deferred tax assets at the ending		1,079	865	641
Telkomsel | Finance leases
TAXATION
Total deferred tax liabilities at the beginning		(986)	(896)
(Charged) credited to profit or loss		76	(90)
(Charged) credited to equity		20
Total deferred tax liabilities at the ending		(890)	(986)	(896)
Telkomsel | Capitalization Of Contract Costs
TAXATION
Total deferred tax liabilities at the beginning
Effect of changes of tax rate		3
(Charged) credited to profit or loss		24
Total deferred tax liabilities at the ending		27
Telkomsel | License amortization
TAXATION
Total deferred tax liabilities at the beginning		(151)	(118)
Effect of changes of tax rate		31
(Charged) credited to profit or loss		(4)	(33)
Total deferred tax liabilities at the ending		(124)	(151)	(118)
Telkomsel | Other financial instruments
TAXATION
Total deferred tax assets at the beginning
Effect of changes of tax rate		(109)
(Charged) credited to profit or loss		493
Total deferred tax assets at the ending		384
Total deferred tax liabilities at the beginning
(Charged) credited to profit or loss		(65)
Total deferred tax liabilities at the ending		(65)
Telkomsel | Contract liabilities
TAXATION
Total deferred tax assets at the beginning
Effect of changes of tax rate		(1)
(Charged) credited to profit or loss		(8)
Total deferred tax assets at the ending		(9)
Subsidiaries - others
TAXATION
Total deferred tax assets at the beginning		478
Total deferred tax assets at the beginning		478	405
Effect of changes of tax rate		(57)
(Charged) credited to profit or loss		(38)
(Charged) credited to profit or loss			155
(Charged) credited to other comprehensive income		4	10
(Charged) credited to equity		64	(92)
Total deferred tax assets at the ending		451	478
Total deferred tax assets at the ending			478	405
Total deferred tax liabilities at the beginning		(657)	(578)
Effect of changes of tax rate		(6)
(Charged) credited to profit or loss		74	100
(Charged) credited to other comprehensive income		11	16
(Charged) credited to equity		(29)	(195)
Total deferred tax liabilities at the ending		(607)	(657)	(578)
Deferred tax assets - net		Rp 478	Rp 478	Rp 405		Rp 478